Parametric Emerging Markets Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Argentina — 0.7%
Adecoagro SA(1)	132,806	$903,081
Arcos Dorados Holdings, Inc., Class A	32,114	224,156
Banco Macro SA, Class B ADR	6,487	263,242
BBVA Banco Frances SA ADR	25,288	202,810
Cresud SA ADR(1)	44,263	442,630
Grupo Financiero Galicia SA, Class B ADR	30,387	661,829
IRSA Inversiones y Representaciones SA ADR(1)	35,110	329,683
MercadoLibre, Inc.(1)	8,122	3,932,185
Pampa Energia SA ADR(1)	50,499	1,057,954
Transportadora de Gas del Sur SA ADR	20,764	210,962
YPF SA ADR	110,424	1,494,037

		$9,722,569

Bahrain — 0.8%
Ahli United Bank BSC	6,827,858	$5,676,956
Al Salam Bank-Bahrain BSC	8,045,135	1,754,736
GFH Financial Group BSC	9,529,621	2,591,796
Ithmaar Holding BSC(1)(2)	14,771,027	1,081,931

		$11,105,419

Bangladesh — 0.7%
ACI, Ltd.	62,264	$183,518
Aftab Automobiles, Ltd.	349,827	143,799
Bangladesh Export Import Co., Ltd.	1,512,367	413,718
Bangladesh Submarine Cable Co., Ltd.	192,647	335,533
Beximco Pharmaceuticals, Ltd.	116,421	111,713
BSRM Steels, Ltd.	938,510	644,546
City Bank, Ltd. (The)	414,335	126,608
Grameenphone, Ltd.	239,524	1,020,946
Heidelberger Cement Bangladesh, Ltd.	146,500	433,898
Islami Bank Bangladesh, Ltd.	1,269,074	377,138
Jamuna Oil Co., Ltd.	135,692	272,635
Khulna Power Co., Ltd.	320,573	193,925
LankaBangla Finance, Ltd.	829,367	201,382
Meghna Petroleum, Ltd.	128,418	290,989
National Bank, Ltd.(1)	3,385,339	356,499
Olympic Industries, Ltd.	458,511	1,201,708
Orion Pharma, Ltd.	258,206	97,281
Padma Oil Co., Ltd.	98,234	264,536
Pubali Bank, Ltd.	1,011,767	311,535
Renata, Ltd.	14,460	202,610
Singer Bangladesh, Ltd.	185,250	370,135
Social Islami Bank, Ltd.(1)	1,070,644	193,669
Southeast Bank, Ltd.(1)	1,875,226	321,648
Square Pharmaceuticals, Ltd.	280,321	869,637
Summit Power, Ltd.	912,732	430,410
Titas Gas Transmission & Distribution Co., Ltd.	623,246	278,075

Security	Shares	Value
Unique Hotel & Resorts, Ltd.	450,062	$254,833
United Airways Bangladesh, Ltd.(1)	6,170,401	197,368
United Commercial Bank, Ltd.	1,220,971	260,155

		$10,360,447

Botswana — 0.6%
Barclays Bank of Botswana, Ltd.	1,539,465	$750,589
Botswana Insurance Holdings, Ltd.	859,111	1,404,221
First National Bank of Botswana, Ltd.	7,940,100	1,890,821
Letshego Holdings, Ltd.	17,758,614	2,619,093
Sechaba Breweries Holdings, Ltd.	1,220,550	2,338,127
Standard Chartered Bank Botswana, Ltd.(1)	531,120	184,537

		$9,187,388

Brazil — 5.7%
AMBEV SA	874,450	$4,119,021
B2W Cia Digital(1)	55,270	539,154
B3 SA - Brasil Bolsa Balcao	93,800	824,108
Banco Bradesco SA, PFC Shares	271,706	2,465,456
Banco do Brasil SA	84,998	1,076,917
BB Seguridade Participacoes SA	51,500	371,169
BR Malls Participacoes SA	146,211	458,646
Bradespar SA, PFC Shares	50,800	413,282
Braskem SA, PFC Shares	26,060	317,550
BRF SA(1)	208,040	1,647,406
CCR SA	327,100	975,185
Centrais Eletricas Brasileiras SA, PFC Shares	136,300	1,204,457
Cia Brasileira de Distribuicao, PFC Shares	38,469	946,739
Cia de Saneamento Basico do Estado de Sao Paulo	114,160	1,368,371
Cia de Saneamento de Minas Gerais-COPASA	34,800	612,379
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	66,760	357,543
Cia Energetica de Minas Gerais, PFC Shares	345,255	1,297,865
Cia Energetica de Sao Paulo, Class B, PFC Shares	78,800	518,889
Cia Hering	68,200	555,361
Cia Paranaense de Energia, PFC Shares	30,600	321,522
Cia Siderurgica Nacional SA(1)	81,200	301,101
Cielo SA	1,418,506	2,778,334
Construtora Tenda SA	110,568	506,722
Cosan SA	56,800	678,946
Cyrela Brazil Realty SA Empreendimentos e Participacoes	177,400	804,410
Duratex SA	37,558	95,210
EDP-Energias do Brasil SA	102,800	459,062
Embraer SA	60,800	304,535
Embraer SA ADR	55,148	1,103,512
Engie Brasil Energia SA	69,650	790,270
Equatorial Energia SA	52,000	1,088,776
Estacio Participacoes SA	124,600	863,693
Even Construtora e Incorporadora SA(1)	160,300	266,138
Ez Tec Empreendimentos e Participacoes SA	75,027	413,490
Fleury SA	304,200	1,609,791
Gafisa SA(1)	55,284	81,493
Gerdau SA, PFC Shares	142,400	513,876
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	30,400	176,612
Hypera SA	177,000	1,267,542
Iochpe Maxion SA	61,000	309,270

Security	Shares	Value
Itau Unibanco Holding SA, PFC Shares	291,520	$2,515,142
Itausa-Investimentos Itau SA, PFC Shares	328,875	998,929
JBS SA	343,825	1,733,549
Klabin SA, PFC Shares	787,900	606,834
Kroton Educacional SA	512,836	1,275,191
Light SA	80,000	432,328
Localiza Rent a Car SA	212,652	1,963,225
LOG Commercial Properties e Participacoes SA(1)	9,877	44,182
Lojas Americanas SA, PFC Shares	187,800	752,905
Lojas Renner SA	167,070	1,997,460
Marcopolo SA, PFC Shares	403,000	361,776
Marfrig Global Foods SA(1)	287,155	536,068
Metalurgica Gerdau SA, PFC Shares	111,800	193,884
MRV Engenharia e Participacoes SA	136,900	506,597
Natura Cosmeticos SA	73,200	975,228
Odontoprev SA	688,600	2,932,754
Petroleo Brasileiro SA, PFC Shares	1,013,200	7,005,139
Qualicorp Consultoria e Corretora de Seguros SA	485,600	2,130,096
Randon SA Implementos e Participacoes, PFC Shares	196,700	426,398
Rumo SA(1)	185,919	858,212
Smiles Fidelidade SA	22,500	281,171
Suzano SA	77,820	808,347
Telefonica Brasil SA, PFC Shares	368,700	4,378,965
TIM Participacoes SA	968,150	2,886,352
Totvs SA	306,690	3,484,492
Transmissora Alianca de Energia Electrica SA	91,000	609,204
Ultrapar Participacoes SA	154,368	826,739
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	87,850	193,350
Vale SA	381,347	4,872,481
Valid Solucoes SA	100,870	456,617
Weg SA	309,752	1,467,749

		$83,315,167

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$481,628
Chimimport AD	329,922	338,590
MonBat AD	60,235	220,537
Petrol AD(1)	25,625	11,130
Sopharma AD	354,600	686,500

		$1,738,385

Chile — 2.9%
AES Gener SA	1,325,140	$359,977
Aguas Andinas SA, Series A	1,073,898	618,351
Banco de Chile	14,370,869	2,108,421
Banco de Credito e Inversiones SA	24,308	1,618,476
Banco Santander Chile	24,707,062	1,736,389
Cap SA	56,612	646,779
Cencosud SA	1,099,117	2,085,288
Cia Cervecerias Unidas SA	131,295	1,814,441
Cia Sud Americana de Vapores SA(1)	14,510,741	463,195
Colbun SA	2,922,868	653,362
Embotelladora Andina SA, Class B, PFC Shares	154,121	550,221
Empresa Nacional de Telecomunicaciones SA	191,089	2,001,116
Empresas CMPC SA	710,444	2,391,363

Security	Shares	Value
Empresas COPEC SA	396,674	$4,978,191
Enel Americas SA	10,652,906	1,869,331
Enel Chile SA	9,679,267	975,358
Engie Energia Chile SA	229,055	439,307
Forus SA	87,698	229,442
Inversiones Aguas Metropolitanas SA	218,715	337,421
Inversiones La Construccion SA	27,038	472,616
Itau CorpBanca	91,142,033	814,129
Latam Airlines Group SA	412,844	4,094,306
Parque Arauco SA	541,699	1,495,611
Ripley Corp. SA	721,671	621,534
S.A.C.I. Falabella	580,600	4,286,050
Sociedad Matriz SAAM SA	6,242,812	601,423
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	58,504	2,085,949
Sonda SA	736,417	1,148,824
Vina Concha y Toro SA	433,836	913,406

		$42,410,277

China — 11.7%
3SBio, Inc.(3)	954,500	$1,764,789
AECC Aviation Power Co., Ltd.	40,221	145,244
Agile Group Holdings, Ltd.	254,000	383,736
Agricultural Bank of China, Ltd., Class H	1,832,000	846,724
Aier Eye Hospital Group Co., Ltd., Class A	30,246	167,751
Air China, Ltd., Class H	628,000	749,003
Aisino Corp.	38,800	146,875
Alibaba Group Holding, Ltd. ADR(1)	15,200	2,820,664
Aluminum Corp. of China, Ltd., Class H(1)	2,486,000	966,970
Angang Steel Co., Ltd., Class H	968,000	651,332
Anhui Conch Cement Co., Ltd., Class H	653,500	3,988,843
ANTA Sports Products, Ltd.	168,000	1,181,566
Baidu, Inc. ADR(1)	11,300	1,878,399
Bank of Beijing Co., Ltd.	182,760	173,011
Bank of China, Ltd., Class H	2,420,000	1,155,562
Bank of Communications, Ltd., Class H	1,053,900	888,887
Bank of Nanjing Co., Ltd.	169,400	218,278
Bank of Ningbo Co., Ltd., Class A	67,000	227,984
Beijing Capital International Airport Co., Ltd., Class H	436,000	388,120
Beijing Enterprises Holdings, Ltd.	171,500	913,807
Beijing Enterprises Water Group, Ltd.	2,088,000	1,295,590
Beijing Originwater Technology Co., Ltd., Class A	127,500	167,935
Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	141,861
Beijing Tongrentang Co., Ltd.	22,000	101,845
Beijing Water Business Doctor Co., Ltd., Class A	101,700	116,538
Beijing Xinwei Technology Group Co., Ltd.(1)(2)	93,610	0
BOE Technology Group Co., Ltd., Class A	514,900	276,132
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,196,279
BYD Co., Ltd., Class H	207,700	1,417,275
Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	92,486
CGN Power Co., Ltd., Class H(3)	4,108,000	1,083,832
Changchun High & New Technology Industry Group, Inc., Class A	3,100	140,021
Changjiang Securities Co., Ltd., Class A	213,800	250,408
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	170,472
China Agri-Industries Holdings, Ltd.	2,074,000	668,512
China Biologic Products Holdings, Inc.(1)	20,100	2,015,226

Security	Shares	Value
China Bluechemical, Ltd., Class H	1,270,000	$432,869
China Cinda Asset Management Co., Ltd., Class H	1,495,000	398,701
China CITIC Bank Corp., Ltd., Class H	343,000	220,090
China Coal Energy Co., Ltd., Class H	1,058,000	467,065
China Communications Construction Co., Ltd., Class H	509,000	490,259
China Communications Services Corp., Ltd., Class H	658,000	530,700
China Construction Bank Corp., Class H	2,016,630	1,777,791
China Dongxiang Group Co., Ltd.	4,257,000	630,097
China Everbright International, Ltd.	373,925	366,649
China Everbright, Ltd.	186,000	339,089
China Evergrande Group	354,000	1,135,264
China Fortune Land Development Co., Ltd.	52,329	244,360
China Gas Holdings, Ltd.	619,800	1,999,303
China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,800,000	0
China International Marine Containers Co., Ltd.	482,672	608,788
China International Travel Service Corp., Ltd.	16,300	187,748
China Life Insurance Co., Ltd., Class H	267,000	758,710
China Longyuan Power Group Corp., Ltd., Class H	1,260,000	868,895
China Mengniu Dairy Co., Ltd.	816,000	3,014,626
China Merchants Bank Co., Ltd., Class H	387,524	1,917,857
China Merchants Port Holdings Co., Ltd.	318,035	643,269
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	244,177
China Minsheng Banking Corp., Ltd., Class H	1,109,788	834,063
China Mobile, Ltd.	224,000	2,137,274
China Molybdenum Co., Ltd., Class H	2,058,000	776,412
China National Building Material Co., Ltd., Class H	1,138,000	1,059,154
China National Nuclear Power Co., Ltd.	210,800	185,643
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	178,740
China Oilfield Services, Ltd., Class H	698,000	747,501
China Overseas Land & Investment, Ltd.	478,160	1,791,499
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	806,003
China Petroleum & Chemical Corp., Class H	4,390,300	3,374,862
China Railway Construction Corp., Ltd., Class H	876,000	1,035,099
China Railway Group, Ltd., Class H	1,385,000	1,092,452
China Resources Beer Holdings Co., Ltd.	408,000	1,866,782
China Resources Gas Group, Ltd.	212,000	984,041
China Resources Land, Ltd.	302,000	1,315,257
China Resources Medical Holdings Co., Ltd.	355,000	258,072
China Resources Power Holdings Co., Ltd.	575,600	805,445
China Shenhua Energy Co., Ltd., Class H	837,000	1,852,666
China Shineway Pharmaceutical Group, Ltd.	381,000	381,034
China Shipbuilding Industry Co., Ltd.	185,800	156,511
China Southern Airlines Co., Ltd., Class H	564,000	490,331
China State Construction Engineering Corp., Ltd.	156,440	142,503
China Taiping Insurance Holdings Co., Ltd.	110,200	335,131
China Telecom Corp., Ltd., Class H	1,120,000	580,475
China Travel International Investment Hong Kong, Ltd.	1,998,000	461,785
China Unicom (Hong Kong), Ltd.	356,372	423,146
China United Network Communications, Ltd., Class A	711,800	705,402
China Vanke Co., Ltd., Class H	742,520	2,872,958
China Yangtze Power Co., Ltd.	162,200	406,466
Chongqing Changan Automobile Co., Ltd., Class A	98,800	125,486
CIFI Holdings Group Co., Ltd.	772,000	512,998
CITIC Guoan Information Industry Co., Ltd., Class A	138,800	96,350

Security	Shares	Value
CITIC, Ltd.	813,000	$1,183,934
CNOOC, Ltd.	2,111,000	3,834,280
COSCO SHIPPING Development Co., Ltd., Class H(1)	4,252,000	574,944
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	912,000	589,659
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	689,861
COSCO SHIPPING Ports, Ltd.	516,000	514,650
Country Garden Holdings Co., Ltd.	685,631	1,104,865
Country Garden Services Holdings Co., Ltd.(1)	155,589	287,378
CSPC Pharmaceutical Group, Ltd.	1,192,000	2,300,835
Ctrip.com International, Ltd. ADR(1)	35,554	1,566,154
Daqin Railway Co., Ltd.	104,300	132,009
Datang International Power Generation Co., Ltd., Class H	2,626,000	679,861
Dong-E-E-Jiao Co., Ltd., Class A	16,200	105,343
Dongfeng Motor Group Co., Ltd., Class H	690,000	670,347
Dr Peng Telecom & Media Group Co., Ltd.	104,900	147,987
East Money Information Co., Ltd., Class A	48,860	119,065
Focus Media Information Technology Co., Ltd., Class A	196,344	178,130
Fullshare Holdings, Ltd.	1,662,500	186,519
Ganfeng Lithium Co., Ltd., Class A	51,150	187,521
GD Power Development Co., Ltd.	269,900	108,652
Gemdale Corp.	80,700	145,588
Golden Eagle Retail Group, Ltd.	739,000	876,654
Great Wall Motor Co., Ltd., Class H	715,000	582,225
Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	383,617
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	277,204
Guangdong Investment, Ltd.	784,000	1,466,603
Guangzhou Automobile Group Co., Ltd., Class H	579,218	623,833
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,660,795
Guangzhou R&F Properties Co., Ltd., Class H	302,000	600,795
Guosen Securities Co., Ltd., Class A	117,628	215,688
Haier Electronics Group Co., Ltd.	161,000	460,288
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	136,261
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	202,800
Harbin Pharmaceutical Group Co., Ltd.	150,900	106,925
Henan Shuanghui Investment & Development Co., Ltd., Class A	34,200	141,312
Hengan International Group Co., Ltd.	239,500	2,105,689
Hengtong Optic-electric Co., Ltd.	38,780	115,832
Hesteel Co., Ltd., Class A	506,400	240,815
Huadian Power International Corp., Ltd., Class H	1,100,000	469,978
Huadong Medicine Co., Ltd., Class A	47,211	244,777
Huaneng Power International, Inc., Class H	2,634,000	1,686,170
Huaneng Renewables Corp., Ltd., Class H	1,716,000	494,654
Huaxia Bank Co., Ltd.	146,972	175,137
Huayu Automotive Systems Co., Ltd.	82,008	286,791
Hubei Energy Group Co., Ltd., Class A	277,714	165,360
Humanwell Healthcare Group Co., Ltd.	69,600	121,491
Hundsun Technologies, Inc.	16,700	206,182
Iflytek Co., Ltd., Class A	34,550	165,981
Industrial & Commercial Bank of China, Ltd., Class H	2,353,000	1,769,832
Industrial Bank Co., Ltd.	97,902	289,922
Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	178,575
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	245,199
JD.com, Inc. ADR(1)	33,900	1,026,153
Jiangsu Expressway Co., Ltd., Class H	428,000	609,486

Security	Shares	Value
Jiangsu Hengrui Medicine Co., Ltd.	26,918	$263,007
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	255,124
Jiangxi Copper Co., Ltd., Class H	925,000	1,226,985
Jinke Properties Group Co., Ltd., Class A	130,499	147,353
Jinyu Bio-Technology Co., Ltd.	43,862	104,782
Jizhong Energy Resources Co., Ltd., Class A	231,400	147,157
Kangmei Pharmaceutical Co., Ltd.	61,700	87,523
Kingboard Holdings., Ltd.	256,100	835,007
Kunlun Energy Co., Ltd.	668,000	706,582
Kweichow Moutai Co., Ltd.	4,100	592,898
KWG Group Holdings, Ltd.	476,000	558,283
Lee & Man Paper Manufacturing, Ltd.	788,000	639,612
Lenovo Group, Ltd.	1,316,000	1,219,500
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	131,790
Li Ning Co., Ltd.(1)	589,708	1,071,332
Longfor Group Holdings, Ltd.	149,500	552,780
LONGi Green Energy Technology Co., Ltd.	60,242	203,302
Luxshare Precision Industry Co., Ltd., Class A	71,110	275,903
Luye Pharma Group, Ltd.(3)	496,500	450,338
Maanshan Iron & Steel Co., Ltd., Class H	1,832,000	844,475
Midea Group Co., Ltd., Class A	32,300	251,468
NARI Technology Co., Ltd.	48,600	143,872
NetEase, Inc. ADR	3,500	995,855
New Oriental Education & Technology Group, Inc. ADR(1)	9,000	859,140
Nine Dragons Paper Holdings, Ltd.	615,000	569,206
Oceanwide Holdings Co., Ltd., Class A	204,000	215,259
Offshore Oil Engineering Co., Ltd.	217,300	184,472
OFILM Group Co., Ltd., Class A	65,800	119,012
Oriental Energy Co., Ltd., Class A	132,900	206,374
PetroChina Co., Ltd., Class H	4,840,000	3,068,045
Ping An Bank Co., Ltd., Class A	151,588	312,274
Ping An Insurance (Group) Co. of China, Ltd., Class H	259,500	3,141,158
Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	173,259
Poly Developments and Holdings Group Co., Ltd., Class A	179,100	359,134
Poly Property Group Co., Ltd.	946,000	396,902
Power Construction Corp. of China, Ltd.	187,000	148,362
Qingdao Haier Co., Ltd.	66,800	170,651
RiseSun Real Estate Development Co., Ltd., Class A	163,200	251,133
SAIC Motor Corp., Ltd.	82,400	335,163
Sanan Optoelectronics Co., Ltd.	84,900	164,783
SDIC Power Holdings Co., Ltd.	98,000	117,715
Semiconductor Manufacturing International Corp.(1)	787,700	843,397
Shandong Gold Mining Co., Ltd.	42,500	184,241
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,720,000	1,690,761
Shanghai Electric Group Co., Ltd., Class H	1,792,000	699,494
Shanghai Industrial Holdings, Ltd.	204,000	479,820
Shanghai Oriental Pearl Group Co., Ltd., Class A	75,920	127,977
Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	242,912
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	186,691
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	156,145
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	210,542
Shenzhen Investment, Ltd.	674,000	268,201
Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	208,652
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	129,328

Security	Shares	Value
Shimao Property Holdings, Ltd.	227,000	$691,897
Siasun Robot & Automation Co., Ltd., Class A	55,000	136,885
Sichuan Chuantou Energy Co., Ltd.	152,000	199,935
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	851,730
SINA Corp.(1)	5,700	358,758
Sino Biopharmaceutical, Ltd.	2,445,000	2,354,014
Sino-Ocean Group Holding, Ltd.	1,455,500	653,870
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,963,000	889,099
Sinopharm Group Co., Ltd., Class H	479,200	1,883,399
Sun Art Retail Group, Ltd.	1,011,500	883,984
Sunac China Holdings, Ltd.	249,000	1,283,247
Suning.com Co., Ltd, Class A	69,200	129,812
TCL Corp., Class A	373,200	198,936
Tencent Holdings, Ltd.	168,702	8,314,924
Tianqi Lithium Corp., Class A	44,850	197,647
Tingyi (Cayman Islands) Holding Corp.	838,000	1,379,958
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	157,458
Tsingtao Brewery Co., Ltd., Class H	190,000	1,212,018
Tus-Sound Environmental Resources Co., Ltd., Class A	65,660	109,659
Wanhua Chemical Group Co., Ltd.(1)	19,665	132,292
Want Want China Holdings, Ltd.	1,949,000	1,547,376
Weichai Power Co., Ltd., Class H	699,600	1,145,480
Wens Foodstuffs Group Co., Ltd., Class A	42,500	259,393
West China Cement, Ltd.	3,420,000	480,453
WH Group, Ltd.(3)	2,378,000	2,813,680
Wuliangye Yibin Co., Ltd., Class A	18,600	282,520
Xinhu Zhongbao Co., Ltd.	301,800	158,818
Yang Quan Coal Industry Group Co., Ltd.	189,300	176,155
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	377,959
Yanzhou Coal Mining Co., Ltd., Class H	518,000	553,025
Yonghui Superstores Co., Ltd.	124,700	181,005
Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	133,153
Yuexiu Property Co., Ltd.	1,590,000	369,072
Yunnan Baiyao Group Co., Ltd., Class A	21,200	278,737
Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	119,346
Zhaojin Mining Industry Co., Ltd., Class H	372,500	320,911
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	170,836
Zhejiang Expressway Co., Ltd., Class H	566,000	607,089
Zhejiang Huahai Pharmaceutical Co., Ltd.	37,500	83,423
Zhengzhou Yutong Bus Co., Ltd.	66,400	141,143
Zhongjin Gold Corp., Ltd.	115,900	136,714
Zhongtian Financial Group Co., Ltd., Class A	315,000	213,006
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	454,676
Zijin Mining Group Co., Ltd., Class H	3,588,000	1,401,624
ZTE Corp., Class H(1)	456,103	1,454,019

		$172,304,677

Colombia — 1.4%
Almacenes Exito SA	240,918	$1,080,433
Avianca Holdings SA, PFC Shares	551,298	250,648
Banco Davivienda SA, PFC Shares	36,732	454,428
Bancolombia SA	97,055	1,182,701
Bancolombia SA ADR, PFC Shares	38,600	1,957,792
Celsia SA ESP	740,070	1,025,443

Security	Shares	Value
Cementos Argos SA	487,554	$1,216,906
Cemex Latam Holdings SA(1)	173,596	261,475
Corporacion Financiera Colombiana SA(1)	30,859	240,134
Ecopetrol SA	3,529,471	3,258,477
Grupo Argos SA	346,526	1,972,034
Grupo Aval Acciones y Valores SA, PFC Shares	1,441,727	555,153
Grupo de Inversiones Suramericana SA	86,859	967,115
Grupo de Inversiones Suramericana SA, PFC Shares	38,415	414,180
Grupo Nutresa SA	320,862	2,659,584
Interconexion Electrica SA	525,861	2,572,990

		$20,069,493

Croatia — 0.8%
AD Plastik DD	5,907	$162,864
Adris Grupa DD, PFC Shares	26,905	1,845,603
Atlantic Grupa DD	1,465	254,892
Atlantska Plovidba DD(1)	4,389	191,102
Ericsson Nikola Tesla DD	5,888	976,258
Hrvatski Telekom DD	100,074	2,460,698
INA Industrija Nafte DD	900	436,029
Koncar-Elektroindustrija DD	4,119	415,597
Kras DD	4,381	257,196
Ledo DD(1)(2)	978	0
Podravka Prehrambena Industrija DD	19,726	1,162,356
Valamar Riviera DD	359,330	2,048,608
Zagrebacka Banka DD	115,125	977,978

		$11,189,181

Czech Republic — 0.7%
CEZ AS	197,400	$4,597,968
Komercni Banka AS	122,188	4,635,326
Philip Morris CR AS	1,978	1,186,468

		$10,419,762

Egypt — 0.7%
Alexandria Mineral Oils Co.	519,744	$167,787
Commercial International Bank Egypt SAE	641,741	2,870,020
Eastern Co. SAE	1,158,450	1,224,340
Egypt Kuwait Holding Co. SAE	395,868	576,174
Egyptian Financial Group-Hermes Holding Co.(1)	264,772	245,047
ElSewedy Electric Co.	1,186,970	1,077,526
Ezz Steel Co SAE(1)	330,083	302,090
Global Telecom Holding SAE(1)	2,947,624	771,024
Juhayna Food Industries	658,122	460,554
Orascom Investment Holding(1)	7,289,225	240,434
Oriental Weavers	383,580	208,989
Palm Hills Developments SAE(1)	2,709,769	381,762
Pioneers Holding for Financial Investments SAE(1)	485,980	208,096
Sidi Kerir Petrochemicals Co.	202,688	206,576
Six of October Development & Investment Co.(1)	382,178	382,142
Talaat Moustafa Group	1,151,986	768,879
Telecom Egypt	576,834	473,582

		$10,565,022

Security	Shares	Value
Estonia — 0.6%
AS Merko Ehitus	78,018	$900,758
AS Tallink Grupp	3,623,652	4,385,085
AS Tallinna Kaubamaja Grupp	192,740	1,837,413
AS Tallinna Vesi	116,590	1,492,867
Nordecon AS	145,374	156,750

		$8,772,873

Ghana — 0.2%
CAL Bank, Ltd.(1)	2,063,694	$360,573
Ghana Commercial Bank, Ltd.	1,626,918	1,262,952
Produce Buying Co., Ltd.(1)	28	0
Standard Chartered Bank of Ghana, Ltd.(1)	244,300	876,209

		$2,499,734

Greece — 1.5%
Aegean Airlines SA	47,776	$451,783
Alpha Bank AE(1)	907,413	1,412,729
Athens Water Supply & Sewage Co. SA	85,511	569,905
Costamare, Inc.	71,719	433,183
Diana Shipping, Inc.(1)	116,290	369,802
Ellaktor SA(1)	178,698	343,403
Eurobank Ergasias SA(1)	668,793	560,336
FF Group(1)(2)	46,335	0
GasLog, Ltd.	44,301	692,425
GEK Terna Holding Real Estate Construction SA(1)	99,900	576,090
Grivalia Properties REIC AE	14,830	189,603
Hellenic Exchanges - Athens Stock Exchange SA	130,337	655,586
Hellenic Petroleum SA	66,399	615,956
Hellenic Telecommunications Organization SA	238,223	3,308,655
Holding Co. ADMIE IPTO SA	236,407	454,301
JUMBO SA	92,378	1,685,993
Motor Oil (Hellas) Corinth Refineries SA	62,160	1,585,214
Mytilineos Holdings SA	115,873	1,254,734
National Bank of Greece SA(1)	428,644	943,053
OPAP SA	165,978	1,791,097
Public Power Corp. SA(1)	211,088	299,667
StealthGas, Inc.(1)	37,397	133,507
Terna Energy SA	60,987	476,392
Titan Cement Co. SA	105,165	2,280,092
Tsakos Energy Navigation, Ltd.	106,400	342,608

		$21,426,114

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	521,442	$822,174
MOL Hungarian Oil & Gas PLC	294,700	3,393,666
OTP Bank Nyrt.	82,600	3,673,303
Richter Gedeon Nyrt.	156,100	3,097,293

		$10,986,436

India — 6.0%
ABB India, Ltd.	19,900	$422,376
ACC, Ltd.	18,085	424,395
Adani Enterprises, Ltd.	180,900	329,479
Adani Gas, Ltd.(1)	180,900	343,275

Security	Shares	Value
Adani Ports and Special Economic Zone, Ltd.	286,020	$1,611,164
Adani Power, Ltd.(1)	556,250	356,478
Adani Transmission, Ltd.(1)	227,715	714,011
Aditya Birla Capital, Ltd.(1)	94,280	132,398
Aditya Birla Fashion and Retail, Ltd.(1)	92,050	288,249
Ambuja Cements, Ltd.	191,950	607,926
Asian Paints, Ltd.	43,100	907,196
Aurobindo Pharma, Ltd.	18,125	212,889
Axis Bank, Ltd.(1)	66,806	734,682
Bajaj Auto, Ltd.	20,320	873,292
Bank of Baroda(1)	175,282	293,816
Bank of India(1)	109,562	138,100
Bharat Forge, Ltd.	68,789	465,777
Bharat Heavy Electricals, Ltd.	648,450	658,749
Bharat Petroleum Corp., Ltd.	78,872	432,221
Bharti Airtel, Ltd.	664,711	3,055,847
Bharti Infratel, Ltd.	315,991	1,193,098
Biocon, Ltd.	87,659	749,710
Canara Bank(1)	67,631	252,511
Cipla, Ltd.	131,806	1,066,847
Coal India, Ltd.	170,799	620,105
Colgate-Palmolive (India), Ltd.	33,518	583,189
Container Corp. of India, Ltd.	128,500	914,169
Crompton Greaves Consumer Electricals, Ltd.	153,025	522,387
Cummins India, Ltd.	49,900	518,950
Dabur India, Ltd.	146,992	840,488
Divi’s Laboratories, Ltd.	31,384	787,460
DLF, Ltd.	327,850	811,316
Dr. Reddy’s Laboratories, Ltd.	29,945	1,260,413
Eicher Motors, Ltd.	2,146	627,538
GAIL (India), Ltd.	278,493	1,422,252
GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	319,798
Glenmark Pharmaceuticals, Ltd.	61,248	558,580
GMR Infrastructure, Ltd.(1)	1,721,400	410,837
Godrej Consumer Products, Ltd.	33,317	312,550
Grasim Industries, Ltd.	67,343	872,208
Gujarat State Petronet, Ltd.	176,208	501,716
Havells India, Ltd.	40,009	445,287
HCL Technologies, Ltd.	63,623	1,079,773
HDFC Bank, Ltd.	72,123	2,397,539
Hero MotoCorp, Ltd.	17,877	644,054
Hindalco Industries, Ltd.	182,020	538,406
Hindustan Petroleum Corp., Ltd.	81,188	341,689
Hindustan Unilever, Ltd.	108,191	2,725,508
Hindustan Zinc, Ltd.	103,100	409,087
Housing Development Finance Corp., Ltd.	67,502	1,937,042
ICICI Bank, Ltd.	136,725	793,485
IDBI Bank, Ltd.(1)	161,700	91,514
Idea Cellular, Ltd.(1)	4,159,744	918,025
IDFC Bank, Ltd.(1)	260,034	185,852
IDFC, Ltd.	260,034	149,228
Indiabulls Housing Finance, Ltd.	19,115	190,015
Indiabulls Real Estate, Ltd.(1)	228,961	374,880
Indian Hotels Co., Ltd. (The)	197,136	436,513

Security	Shares	Value
Indian Oil Corp., Ltd.	242,425	$553,538
Infosys, Ltd.	326,692	3,507,081
ITC, Ltd.	511,495	2,218,104
Jindal Steel & Power, Ltd.(1)	129,924	332,921
JSW Steel, Ltd.	203,796	908,415
Kotak Mahindra Bank, Ltd.	31,020	617,940
Larsen & Toubro, Ltd.	78,408	1,519,500
Lupin, Ltd.	80,300	1,005,891
Mahindra & Mahindra, Ltd.	121,720	1,130,864
Maruti Suzuki India, Ltd.	17,711	1,689,981
Nestle India, Ltd.	6,323	988,127
NTPC, Ltd.	1,130,732	2,170,673
Oberoi Realty, Ltd.	31,878	232,444
Oil & Natural Gas Corp., Ltd.	334,009	813,198
Oracle Financial Services Software, Ltd.	5,025	254,344
Piramal Enterprises, Ltd.	31,480	1,064,427
Power Grid Corporation of India, Ltd.	772,100	2,071,241
Reliance Industries, Ltd.	306,552	6,139,757
Reliance Infrastructure, Ltd.	101,537	156,373
Reliance Power, Ltd.(1)	658,646	56,764
Siemens, Ltd.	47,180	795,395
Sobha, Ltd.	26,300	180,867
State Bank of India(1)	73,106	327,290
Steel Authority of India, Ltd.(1)	513,200	411,907
Sun Pharmaceutical Industries, Ltd.	227,118	1,488,583
Sun TV Network, Ltd.	55,449	458,078
Suzlon Energy, Ltd.(1)	2,099,450	209,835
Tata Communications, Ltd.	104,859	853,533
Tata Consultancy Services, Ltd.	91,269	2,961,268
Tata Global Beverages, Ltd.	74,700	224,653
Tata Motors, Ltd.(1)	208,855	644,824
Tata Power Co., Ltd. (The)	697,463	678,747
Tata Steel, Ltd.	70,165	564,574
Tech Mahindra, Ltd.	57,252	688,470
Titan Co., Ltd.	56,002	935,092
UltraTech Cement, Ltd.	19,390	1,287,340
Unitech, Ltd.(1)	2,836,900	53,029
United Spirits, Ltd.(1)	80,035	645,744
UPL, Ltd.	54,247	755,652
Vedanta, Ltd.	337,085	811,711
Vodafone Idea, Ltd.(1)	1,816,900	400,949
Voltas, Ltd.	87,855	762,006
Wipro, Ltd.	179,977	773,430
Yes Bank, Ltd.	156,523	375,412
Zee Entertainment Enterprises, Ltd.	206,320	1,289,603

		$87,815,914

Indonesia — 2.9%
Adaro Energy Tbk PT	13,411,400	$1,230,334
AKR Corporindo Tbk PT	1,649,000	515,516
Aneka Tambang Tbk	10,251,500	624,063
Astra Argo Lestari Tbk PT	544,200	415,406
Astra International Tbk PT	8,931,800	4,781,356
Bank Central Asia Tbk PT	1,547,600	3,126,266

Security	Shares	Value
Bank Danamon Indonesia Tbk PT	591,903	$367,786
Bank Mandiri Persero Tbk PT	2,743,800	1,494,833
Bank Negara Indonesia Persero Tbk PT	1,034,000	697,803
Bank Pan Indonesia Tbk PT(1)	4,945,000	449,407
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	152,311
Bank Rakyat Indonesia Persero Tbk PT	7,661,900	2,355,690
Bank Tabungan Negara Tbk PT	1,779,800	316,932
Bukit Asam Tbk PT	2,764,800	769,175
Bumi Serpong Damai Tbk PT(1)	3,215,100	324,093
Charoen Pokphand Indonesia Tbk PT	2,161,300	800,017
Gudang Garam Tbk PT	188,000	1,115,555
Hanson International Tbk PT(1)	23,744,500	164,962
Indo Tambangraya Megah Tbk PT	361,400	488,051
Indocement Tunggal Prakarsa Tbk PT	1,311,000	2,027,279
Indofood Sukses Makmur Tbk PT	1,858,100	907,242
Jasa Marga (Persero) Tbk PT	1,900,900	814,553
Kalbe Farma Tbk PT	15,101,700	1,638,452
Lippo Karawaci Tbk PT	6,134,800	140,961
Matahari Department Store Tbk PT	686,300	196,499
Medco Energi Internasional Tbk PT(1)	11,768,600	726,165
Media Nusantara Citra Tbk PT	3,201,000	211,322
Mitra Keluarga Karyasehat Tbk PT(1)	3,345,900	506,984
MNC Investama Tbk PT(1)	49,042,500	282,464
Perusahaan Gas Negara Persero Tbk PT	10,145,700	1,653,626
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,297,700	405,373
PP Persero Tbk PT	2,468,989	416,709
Semen Indonesia Persero Tbk PT	2,039,600	1,936,167
Sigmagold Inti Perkasa Tbk PT(1)(2)	17,097,000	17,997
Siloam International Hospitals Tbk PT(1)	2,296,600	658,183
Surya Semesta Internusa Tbk PT	6,615,900	313,609
Telekomunikasi Indonesia Persero Tbk PT	15,135,500	4,030,391
Tower Bersama Infrastructure Tbk PT	1,253,400	347,835
Unilever Indonesia Tbk PT	364,900	1,165,402
United Tractors Tbk PT	931,483	1,778,788
Vale Indonesia Tbk PT(1)	4,133,500	886,003
Waskita Karya Persero Tbk PT	4,712,800	702,720
Wijaya Karya Persero Tbk PT	3,456,700	588,107
XL Axiata Tbk PT(1)	2,604,900	534,117

		$43,076,504

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(1)	59,475	$1,005,267
Arab Bank PLC	558,504	4,660,061
Arab Potash Co. PLC	49,175	1,160,676
Bank of Jordan	119,866	392,351
Cairo Amman Bank	183,573	292,596
Capital Bank of Jordan	243,043	350,179
Jordan Ahli Bank	241,627	357,599
Jordan Islamic Bank	85,631	365,076
Jordan Petroleum Refinery	225,864	750,759
Jordanian Electric Power Co.	235,398	375,058

		$9,709,622

Security	Shares	Value
Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	353,182	$4,139,725
KAZ Minerals PLC	458,342	3,886,460
Kcell JSC GDR(4)	414,605	2,011,749
Nostrum Oil & Gas PLC(1)	75,523	92,305

		$10,130,239

Kenya — 0.7%
ARM Cement, Ltd.(1)(2)	1,653,600	$0
Bamburi Cement Co., Ltd.	325,100	379,881
Barclays Bank of Kenya, Ltd.	4,356,960	515,187
British American Tobacco Kenya, Ltd.	52,000	261,303
Co-operative Bank of Kenya, Ltd. (The)	3,447,112	429,651
East African Breweries, Ltd.	1,086,780	2,421,102
Equity Group Holdings PLC	3,843,700	1,630,296
KCB Group, Ltd.	2,905,020	1,219,930
Kenya Power & Lighting, Ltd.(1)	7,482,654	293,231
Nation Media Group PLC	488,284	270,613
Safaricom PLC	9,954,372	2,816,381
Standard Chartered Bank Kenya, Ltd.	219,542	418,917

		$10,656,492

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	831,709	$1,997,074
Ahli United Bank	240,820	240,458
Al Ahli Bank of Kuwait KSCP	209,247	220,020
Al-Mazaya Holding Co. KSCP(1)	882,500	174,195
ALAFCO Aviation Lease and Finance Co. KSCP	225,463	197,577
Boubyan Bank KSCP	284,622	508,399
Boubyan Petrochemicals Co. KSCP	493,347	1,490,362
Burgan Bank SAK	270,556	291,328
Commercial Bank of Kuwait KSCP	363,024	632,449
Commercial Real Estate Co. KSCC	2,342,129	637,633
Gulf Bank KSCP	553,473	552,488
Gulf Cable & Electrical Industries Co. KSCP	152,800	189,384
Gulf National Holding Co.(1)(2)	297,856	0
Jazeera Airways Co. KSC	81,382	231,133
Kuwait Cement Co.	485,329	478,624
Kuwait Finance House KSCP	1,022,182	2,233,641
Kuwait Portland Cement Co. KSC	103,150	440,798
Kuwait Projects Co. Holdings KSC	378,400	264,859
Kuwait Real Estate Co. KSC(1)	2,886,841	681,814
Mabanee Co. SAKC	571,653	1,174,832
Mezzan Holding Co. KSCC	65,569	109,828
Mobile Telecommunications Co.	2,303,436	3,496,691
National Bank of Kuwait SAK	1,135,306	3,467,167
National Industries Group Holding SAK	930,803	669,218
National Real Estate Co. KPSC(1)	948,370	246,913
Qurain Petrochemical Industries Co.	713,399	915,981
Warba Bank KSCP(1)	508,308	400,536

		$21,943,402

Latvia — 0.0%(5)
Grindeks	42,000	$537,434

		$537,434

Security	Shares	Value
Lithuania — 0.2%
Apranga PVA	427,588	$901,560
Energijos Skirstymo Operatorius AB	128,934	96,178
Klaipedos Nafta AB	1,345,900	653,304
Pieno Zvaigzdes(1)	104,200	113,152
Rokiskio Suris	122,500	359,332
Siauliu Bankas	2,303,871	1,166,020

		$3,289,546

Malaysia — 3.0%
Aeon Co. (M) Bhd	661,200	$230,451
AirAsia Group Bhd	800,000	528,484
Alliance Bank Malaysia Bhd	150,000	147,391
AMMB Holdings Bhd	145,400	157,191
Astro Malaysia Holdings Bhd	979,300	343,637
Axiata Group Bhd	1,451,450	1,394,498
Berjaya Corp. Bhd(1)	2,090,591	134,142
Berjaya Sports Toto Bhd	830,250	528,338
British American Tobacco Malaysia Bhd	46,200	389,794
Bursa Malaysia Bhd	122,550	200,081
CIMB Group Holdings Bhd	387,500	494,238
Dialog Group Bhd	2,709,814	2,109,367
Digi.com Bhd	995,700	1,107,792
FGV Holdings Bhd(1)	884,500	267,045
Gamuda Bhd	965,900	817,621
Genting Bhd	903,900	1,539,833
Genting Malaysia Bhd	1,434,100	1,103,784
Genting Plantations Bhd	122,000	309,610
Globetronics Technology Bhd	736,900	338,780
Hartalega Holdings Bhd	350,100	426,114
Hong Leong Bank Bhd	57,100	276,159
IGB Real Estate Investment Trust	474,900	213,772
IHH Healthcare Bhd	1,474,300	1,983,080
IJM Corp. Bhd	967,680	547,858
Inari Amertron Bhd	2,886,200	1,209,184
IOI Corp. Bhd	686,018	747,705
IOI Properties Group Bhd	1,044,058	346,116
KLCCP Stapled Group	399,100	741,777
Kuala Lumpur Kepong Bhd	113,300	678,709
Lafarge Malaysia Bhd(1)	942,950	753,554
Magnum Bhd	940,340	553,035
Malayan Banking Bhd	447,687	1,001,746
Malaysia Airports Holdings Bhd	342,800	633,102
Maxis Bhd	516,400	669,622
MISC Bhd	482,400	805,907
MMC Corp. Bhd	1,217,800	309,308
My EG Services Bhd	3,438,350	1,249,704
Nestle Malaysia Bhd	12,300	434,339
Petronas Chemicals Group Bhd	1,048,400	2,282,475
Petronas Dagangan Bhd	233,500	1,366,483
Petronas Gas Bhd	209,200	895,136
PPB Group Bhd	134,500	609,083
Press Metal Aluminium Holdings Bhd	1,092,820	1,256,592
Public Bank Bhd	233,920	1,273,446

Security	Shares	Value
RHB Bank Bhd	206,400	$297,746
Sapura Energy Bhd(1)	5,340,168	418,587
Scientex Bhd	71,100	147,006
Silverlake Axis, Ltd.	1,724,000	659,134
Sime Darby Bhd	1,193,039	670,112
Sime Darby Plantation Bhd	711,339	886,712
Sime Darby Property Bhd	1,732,039	465,099
SP Setia Bhd Group	575,400	315,816
Sunway Bhd	1,128,917	456,298
Sunway Real Estate Investment Trust	688,700	311,679
Supermax Corp. Bhd	1,203,600	440,094
Telekom Malaysia Bhd	884,700	623,272
Tenaga Nasional Bhd	727,825	2,166,103
Top Glove Corp. Bhd	871,100	1,026,632
UEM Sunrise Bhd	1,683,050	378,877
UMW Holdings Bhd	376,500	496,749
VS Industry Bhd	2,509,800	693,433
YTL Corp. Bhd	1,680,734	458,708
YTL Power International Bhd	1,397,760	300,758

		$44,618,898

Mauritius — 0.7%
Alteo, Ltd.	852,532	$446,305
CIEL, Ltd.	1,801,109	338,374
CIM Financial Services, Ltd.	543,905	101,748
Lavastone, Ltd.(1)	543,905	45,907
MCB Group, Ltd.	477,035	3,717,427
Phoenix Beverages, Ltd.	24,345	397,564
Rogers & Co., Ltd.	1,906,627	1,975,973
SBM Holdings, Ltd.	6,041,362	1,011,617
Sun, Ltd., Class A	516,880	628,106
Terra Mauricia, Ltd.	432,330	246,502
United Basalt Products, Ltd.	334,219	1,217,718

		$10,127,241

Mexico — 6.1%
Alfa SAB de CV, Series A	2,825,972	$2,847,177
Alsea SAB de CV	694,800	1,551,758
America Movil SAB de CV, Series L	14,049,950	10,427,545
Arca Continental SAB de CV	292,880	1,665,567
Bolsa Mexicana de Valores SAB de CV	912,575	1,878,318
Cemex SAB de CV, Series CPO(1)	7,329,339	3,394,474
Coca-Cola Femsa SAB de CV, Series L	287,500	1,828,632
El Puerto de Liverpool SAB de CV	163,780	1,059,513
Fibra Uno Administracion SA de CV	2,054,090	3,044,661
Fomento Economico Mexicano SAB de CV, Series UBD	752,856	7,357,896
Genomma Lab Internacional SAB de CV(1)	2,417,000	1,935,359
Gentera SAB de CV	917,500	838,722
Grupo Aeroportuario del Pacifico SAB de CV, Class B	312,487	3,166,449
Grupo Aeroportuario del Sureste SAB de CV, Class B	177,515	2,915,112
Grupo Bimbo SAB de CV, Series A	1,148,945	2,551,494
Grupo Carso SAB de CV, Series A1	800,500	3,107,795
Grupo Elektra SAB de CV	29,498	1,571,546
Grupo Financiero Banorte SAB de CV, Class O	1,306,700	8,279,506

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV, Class O	2,577,000	$3,938,004
Grupo Mexico SAB de CV, Series B	2,139,079	6,279,213
Grupo Sanborns SAB de CV	226,889	225,001
Grupo Televisa SAB ADR	219,400	2,224,716
Grupo Televisa SAB, Series CPO	325,100	662,281
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	500,000	925,611
Industrias CH SAB de CV, Series B(1)	222,900	1,043,733
Industrias Penoles SAB de CV	95,765	1,101,226
Infraestructura Energetica Nova SAB de CV	180,000	786,644
Kimberly-Clark de Mexico SAB de CV, Class A	712,600	1,230,659
Mexichem SAB de CV	675,699	1,569,333
Minera Frisco SAB de CV(1)	714,800	152,705
Organizacion Soriana SAB de CV, Class B(1)	120,000	145,334
Promotora y Operadora de Infraestructura SAB de CV	193,500	1,963,911
Telesites SAB de CV(1)	1,126,268	769,351
Ternium SA ADR	26,100	643,365
Wal-Mart de Mexico SAB de CV, Series V	2,143,280	6,297,198

		$89,379,809

Morocco — 0.7%
Attijariwafa Bank	37,995	$1,762,441
Banque Centrale Populaire	42,503	1,168,778
BMCE Bank	29,719	585,492
Cosumar	68,623	1,339,678
Douja Promotion Groupe Addoha SA	160,235	192,346
Label Vie	1,418	337,022
LafargeHolcim Maroc SA	9,792	1,590,968
Lesieur Cristal	19,185	297,292
Managem SA	2,236	216,677
Maroc Telecom	128,998	1,960,874
Samir(1)(2)	15,717	0
Societe d’Exploitation des Ports	29,732	569,539
Taqa Morocco	6,028	550,313
TOTAL Maroc SA	1,894	217,832

		$10,789,252

Nigeria — 0.7%
Access Bank PLC	15,309,588	$296,091
Afriland Properties PLC(1)(2)	1,286,159	0
Dangote Cement PLC	2,624,741	1,306,236
Ecobank Transnational, Inc.(1)	5,093,625	146,856
FBN Holdings PLC	20,750,490	419,483
Flour Mills of Nigeria PLC	3,215,556	145,159
Guaranty Trust Bank PLC	18,484,256	1,693,037
Guiness Nigeria PLC	1,391,550	200,943
Lafarge Africa PLC	5,061,475	160,649
Lekoil, Ltd.(1)	1,111,089	98,240
Nestle Nigeria PLC	355,667	1,477,206
Nigerian Breweries PLC	4,747,707	855,032
SEPLAT Petroleum Development Co. PLC(3)	604,091	1,005,064
Stanbic IBTC Holdings PLC	1,977,675	238,177
Transnational Corp. of Nigeria PLC	44,100,342	139,308
United Bank for Africa PLC	25,521,594	488,495
Zenith Bank PLC	19,093,381	1,129,243

		$9,799,219

Security	Shares	Value
Oman — 0.7%
Bank Dhofar SAOG	1,280,618	$448,037
Bank Muscat SAOG	2,502,981	2,624,600
Bank Nizwa SAOG(1)	1,001,800	230,328
HSBC Bank Oman SAOG	915,535	281,916
National Bank of Oman SAOG	1,396,197	598,657
Oman Cables Industry SAOG	127,600	268,894
Oman Cement Co. SAOG	743,500	469,710
Oman Flour Mills Co. SAOG	90,796	130,090
Oman Telecommunications Co. SAOG	913,435	1,391,202
Ominvest	374,413	320,745
Ooredoo	738,509	963,401
Raysut Cement Co. SAOG	322,669	252,702
Renaissance Services SAOG(1)	1,429,609	1,893,790
Sembcorp Salalah Power & Water Co.	1,120,000	363,017
Sohar International Bank SAOG	1,707,287	491,929

		$10,729,018

Pakistan — 0.6%
Bank Alfalah, Ltd.	865,691	$271,365
D.G. Khan Cement Co., Ltd.	322,232	167,080
Engro Corp., Ltd.	245,987	553,629
Engro Fertilizers, Ltd.	610,528	300,024
Fauji Fertilizer Co., Ltd.	560,610	412,574
Habib Bank, Ltd.	612,217	551,812
Hub Power Co., Ltd. (The)	2,206,400	1,153,763
K-Electric, Ltd.(1)	4,344,000	150,471
Kot Addu Power Co., Ltd.	765,900	223,146
Lucky Cement, Ltd.	147,650	402,734
Maple Leaf Cement Factory, Ltd.	624,937	124,677
Mari Petroleum Co., Ltd.	24,530	201,971
MCB Bank, Ltd.	460,830	619,742
Millat Tractors, Ltd.	66,390	423,109
National Bank of Pakistan(1)	672,540	188,131
Nishat Mills, Ltd.	884,171	759,913
Oil & Gas Development Co., Ltd.	520,591	516,927
Pak Elektron, Ltd.	892,000	143,882
Pakistan Oilfields, Ltd.	128,520	383,899
Pakistan Petroleum, Ltd.	453,143	543,904
Pakistan State Oil Co., Ltd.	194,028	266,855
Searle Co., Ltd. (The)	269,627	353,674
SUI Southern Gas Co., Ltd.(1)	864,051	122,240
TRG Pakistan(1)	989,500	138,544
United Bank, Ltd.	406,745	429,926

		$9,403,992

Panama — 0.2%
Copa Holdings SA, Class A	42,529	$3,540,965

		$3,540,965

Peru — 1.5%
Alicorp SAA	410,225	$1,327,509
Cementos Pacasmayo SAA	192,689	372,965
Cia de Minas Buenaventura SA ADR	237,550	3,850,686
Credicorp, Ltd.	44,600	10,565,740

Security	Shares	Value
Ferreycorp SAA	1,797,472	$1,331,863
Southern Copper Corp.	97,376	3,741,186
Volcan Cia Minera SAA, Class B	2,886,275	480,100

		$21,670,049

Philippines — 2.9%
Aboitiz Equity Ventures, Inc.	940,610	$1,004,162
Aboitiz Power Corp.	1,953,600	1,414,420
Alliance Global Group, Inc.	1,585,400	455,198
Ayala Corp.	99,465	1,725,305
Ayala Land, Inc.	2,273,300	2,138,751
Ayala Land, Inc., PFC Shares(2)	3,951,800	0
Bank of the Philippine Islands	702,040	1,143,834
BDO Unibank, Inc.	657,594	1,693,028
Bloomberry Resorts Corp.	5,797,500	1,417,948
Cosco Capital, Inc.	3,726,300	534,236
D&L Industries, Inc.	4,201,800	880,921
DMCI Holdings, Inc.	1,492,900	319,801
First Gen Corp.	1,549,522	657,855
First Philippine Holdings Corp.	220,440	333,268
Globe Telecom, Inc.	35,150	1,201,417
GT Capital Holdings, Inc.	31,780	527,975
International Container Terminal Services, Inc.	352,920	856,197
JG Summit Holdings, Inc.	1,166,370	1,476,863
Jollibee Foods Corp.	481,100	2,812,204
LT Group, Inc.	1,202,200	370,166
Manila Electric Co.	307,840	2,277,489
Manila Water Co.	909,900	394,039
Megaworld Corp.	4,024,400	432,667
Metro Pacific Investments Corp.	4,416,700	387,424
Metropolitan Bank & Trust Co.	525,427	749,025
Nickel Asia Corp.	9,507,240	437,844
Petron Corp.	4,267,400	507,516
PLDT, Inc.	94,570	2,231,019
Puregold Price Club, Inc.	1,430,700	1,151,607
Robinsons Land Corp.	1,000,882	470,238
Robinsons Retail Holdings, Inc.	652,000	975,857
San Miguel Corp.	154,070	533,990
Security Bank Corp.	101,780	351,621
Semirara Mining & Power Corp.	2,596,920	1,188,572
SM Investments Corp.	174,133	3,176,887
SM Prime Holdings, Inc.	4,438,199	3,532,862
Travellers International Hotel Group, Inc.(1)	3,521,900	380,589
Universal Robina Corp.	1,003,220	2,930,512
Vista Land & Lifescapes, Inc.	1,567,200	219,960

		$43,293,267

Poland — 2.9%
Alior Bank SA(1)	35,865	$552,387
AmRest Holdings SE(1)	81,550	880,463
Asseco Poland SA	272,089	3,778,643
Bank Handlowy w Warszawie SA	18,785	305,816
Bank Millennium SA(1)	281,290	710,703
Bank Polska Kasa Opieki SA	62,942	1,878,570
Boryszew SA(1)	122,670	144,909

Security	Shares	Value
Budimex SA	20,575	$794,119
CCC SA	28,164	1,531,763
Ciech SA	42,262	529,908
Cyfrowy Polsat SA(1)	206,500	1,433,604
Enea SA(1)	258,387	517,332
Energa SA(1)	275,523	541,025
Eurocash SA	317,200	1,805,005
Grupa Azoty SA	74,494	807,107
Grupa Lotos SA	35,648	776,697
ING Bank Slaski SA	14,380	726,090
Jastrzebska Spolka Weglowa SA(1)	58,043	883,619
KGHM Polska Miedz SA(1)	119,177	3,217,829
LPP SA	1,317	2,952,985
Lubelski Wegiel Bogdanka SA(1)	8,815	93,540
mBank SA	5,230	606,794
Netia SA(1)	195,572	254,879
Orange Polska SA(1)	1,362,301	1,761,623
PGE SA(1)	972,070	2,420,002
PKP Cargo SA(1)	40,141	468,801
Polski Koncern Naftowy ORLEN SA	115,790	2,972,846
Polskie Gornictwo Naftowe i Gazownictwo SA	659,050	1,002,198
Powszechna Kasa Oszczednosci Bank Polski SA	339,105	3,490,362
Powszechny Zaklad Ubezpieczen SA	224,111	2,466,862
Santander Bank Polska SA	13,875	1,443,005
Tauron Polska Energia SA(1)	1,248,226	566,145

		$42,315,631

Qatar — 1.3%
Aamal Co. QSC	46,535	$114,562
Al Meera Consumer Goods Co.	3,672	143,706
Barwa Real Estate Co.	137,167	1,301,268
Commercial Bank PQSC (The)	48,818	679,303
Doha Bank QPSC	33,740	200,307
Gulf International Services QSC(1)	73,013	316,358
Industries Qatar	80,097	2,649,525
Masraf Al Rayan QSC	94,538	938,408
Medicare Group	9,576	163,678
Ooredoo QPSC	70,926	1,261,690
Qatar Electricity & Water Co. QSC	35,645	1,629,075
Qatar Gas Transport Co., Ltd.	167,929	982,961
Qatar Insurance Co.	34,837	365,033
Qatar International Islamic Bank	11,705	221,120
Qatar Islamic Bank	27,302	1,246,136
Qatar National Bank QPSC	108,439	5,807,817
Qatar Navigation QSC	24,021	444,335
United Development Co. QSC	120,269	444,288
Vodafone Qatar QSC	275,224	581,380

		$19,490,950

Romania — 0.8%
Banca Transilvania SA	7,139,734	$3,712,051
BRD-Groupe Societe Generale SA	478,780	1,540,202
OMV Petrom SA	24,032,674	2,168,792
Societatea Energetica Electrica SA	548,668	1,447,537

Security	Shares	Value
Societatea Nationala de Gaze Naturale ROMGAZ SA	159,170	$1,232,504
Transelectrica SA	114,909	554,006
Transgaz SA Medias	9,856	824,072

		$11,479,164

Russia — 5.8%
Aeroflot PJSC	209,196	$312,294
Alrosa PJSC	650,100	949,121
Evraz PLC	167,352	1,374,221
Federal Grid Co. Unified Energy System PJSC	279,085,440	718,201
Gazprom PJSC ADR	1,652,333	8,260,563
Globaltrans Investment PLC GDR(4)	156,200	1,509,718
Inter RAO UES PJSC	25,221,070	1,531,463
Lenta, Ltd. GDR(1)(4)	168,201	603,353
LSR Group PJSC GDR(4)	186,400	396,263
Lukoil PJSC ADR(6)	1,600	136,800
Lukoil PJSC ADR(6)	100,302	8,516,308
Luxoft Holding, Inc.(1)	14,600	852,932
Magnit PJSC	41,447	2,384,754
Magnit PJSC GDR(4)	40,169	574,237
Magnitogorsk Iron & Steel Works PJSC	721,700	494,027
Mail.ru Group, Ltd. GDR(1)(4)	90,209	2,080,819
Mechel PJSC ADR(1)	152,000	319,200
MMC Norilsk Nickel PJSC ADR(6)	23,923	535,995
MMC Norilsk Nickel PJSC ADR(6)	202,092	4,493,239
Mobile TeleSystems PJSC	615,457	2,437,135
Moscow Exchange MICEX-RTS PJSC(1)	606,740	854,644
Mosenergo PJSC	8,811,603	304,097
Novatek PJSC GDR(4)	22,603	4,360,742
Novolipetsk Steel PJSC GDR	57,500	1,518,692
PhosAgro PJSC GDR(4)(6)	12,600	158,634
PhosAgro PJSC GDR(4)(6)	28,064	354,152
Polymetal International PLC	120,800	1,273,591
QIWI PLC ADR(1)	32,866	460,453
Rosneft Oil Co. PJSC GDR(4)(6)	3,905	25,976
Rosneft Oil Co. PJSC GDR(4)(6)	311,124	2,073,144
Rostelecom PJSC	836,637	957,870
RusHydro PJSC	134,964,080	1,128,370
Sberbank of Russia PJSC	3,158,488	11,042,198
Severstal PJSC GDR(4)	99,706	1,615,499
Sistema PJSFC	2,303,578	314,895
Surgutneftegas PJSC ADR	318,172	1,191,084
Surgutneftegas PJSC, PFC Shares	2,200,100	1,339,291
Tatneft PJSC ADR	74,096	5,207,096
TMK PJSC GDR(4)	64,757	237,149
Transneft PJSC, PFC Shares	545	1,411,899
Unipro PJSC	8,737,000	352,020
VEON, Ltd. ADR	370,784	867,635
VTB Bank PJSC	2,002,190,000	1,099,906
X5 Retail Group NV GDR(4)	92,500	2,809,040
Yandex NV, Class A(1)	165,800	6,205,894

		$85,644,614

Security	Shares	Value
Saudi Arabia — 1.5%
Abdullah Al Othaim Markets Co.	23,008	$484,531
Al Hammadi Co. for Development and Investment(1)	38,317	250,137
Al Rajhi Bank	58,689	1,174,117
Al Tayyar Travel Group Holding Co.	103,295	533,379
Aldrees Petroleum and Transport Services Co.	19,920	182,430
Alinma Bank	39,712	287,021
Almarai Co. JSC	80,694	1,294,085
Arab National Bank	74,550	563,178
Arriyadh Development Co.	47,846	277,796
Banque Saudi Fransi	27,000	287,345
Dallah Healthcare Co.	11,630	147,300
Dar Al Arkan Real Estate Development Co.	491,437	1,446,100
Emaar Economic City(1)	249,842	613,443
Etihad Etisalat Co.(1)	95,838	605,842
Fawaz Abdulaziz Al Hokair & Co.(1)	59,694	428,066
Jarir Marketing Co.	27,617	1,303,147
Mobile Telecommunications Co. Saudi Arabia(1)	123,207	367,211
Mouwasat Medical Services Co.	20,399	462,485
National Agriculture Development Co. (The)(1)	17,649	128,296
National Industrialization Co.(1)	30,681	145,478
National Medical Care Co.	9,934	140,395
Rabigh Refining & Petrochemical Co.	64,000	328,641
Riyad Bank	68,200	542,353
Sahara Petrochemical Co.	43,292	198,430
Samba Financial Group	61,205	619,393
Saudi Airlines Catering Co.	21,881	492,130
Saudi Arabian Amiantit Co.(1)	106,500	174,237
Saudi Arabian Fertilizer Co.	12,058	263,361
Saudi Arabian Mining Co.(1)	21,900	326,768
Saudi Basic Industries Corp.	38,437	1,273,311
Saudi British Bank (The)	23,707	258,609
Saudi Ceramic Co.(1)	21,700	113,391
Saudi Chemical Co.	25,900	231,135
Saudi Co. for Hardware CJSC	7,287	151,772
Saudi Electricity Co.	336,411	1,520,554
Saudi Ground Services Co.	39,900	314,703
Saudi International Petrochemical Co.	40,200	232,151
Saudi Kayan Petrochemical Co.(1)	59,809	210,006
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	138,866
Saudi Public Transport Co.(1)	48,600	183,528
Saudi Telecom Co.	71,171	2,175,275
Savola Group (The)	97,172	879,879
United Electronics Co.	10,324	190,389
United International Transportation Co.	37,546	333,694
Yanbu National Petrochemical Co.	10,078	195,695

		$22,470,053

Slovenia — 0.8%
Cinkarna Celje DD	2,659	$658,691
KRKA DD	53,647	3,563,184
Luka Koper	42,830	1,342,732
Petrol	5,432	2,157,542
Pozavarovalnica Sava DD	47,857	938,335

Security	Shares	Value
Telekom Slovenije DD	16,325	$1,227,353
Zavarovalnica Triglav DD	31,851	1,242,458

		$11,130,295

South Africa — 5.9%
Absa Group, Ltd.	94,735	$1,091,316
AECI, Ltd.	52,556	351,276
African Rainbow Minerals, Ltd.	57,934	690,103
Anglo American Platinum, Ltd.	12,485	631,584
AngloGold Ashanti, Ltd.	123,324	1,467,291
Aspen Pharmacare Holdings, Ltd.	392,807	2,830,522
Astral Foods, Ltd.	18,500	234,707
AVI, Ltd.	186,900	1,201,212
Barloworld, Ltd.	383,475	3,425,382
Bid Corp., Ltd.	119,527	2,526,917
Bidvest Group, Ltd. (The)	380,754	5,791,305
Capitec Bank Holdings, Ltd.	12,100	1,131,823
Clicks Group, Ltd.	129,100	1,766,880
DataTec, Ltd.(1)	160,600	367,814
Discovery, Ltd.	77,690	782,894
Exxaro Resources, Ltd.	118,010	1,350,413
FirstRand, Ltd.	445,046	2,117,990
Foschini Group, Ltd. (The)	63,545	823,352
Gold Fields, Ltd.	283,431	1,068,170
Grindrod, Ltd.	340,300	182,424
Growthpoint Properties, Ltd.	1,042,876	1,812,832
Harmony Gold Mining Co., Ltd.(1)	296,711	508,353
Hyprop Investments, Ltd.	92,800	453,812
Impala Platinum Holdings, Ltd.(1)	301,273	1,211,628
Imperial Logistics, Ltd.	60,958	266,660
Investec, Ltd.	62,594	400,535
JSE, Ltd.	40,800	395,864
Kumba Iron Ore, Ltd.	14,360	431,861
Liberty Holdings, Ltd.	47,175	341,518
Life Healthcare Group Holdings, Ltd.	1,510,419	2,754,975
Massmart Holdings, Ltd.	98,355	648,701
Mediclinic International PLC	253,849	1,129,687
MMI Holdings, Ltd.	365,188	456,637
Mondi, Ltd.	40,419	893,155
Motus Holdings, Ltd.	60,958	379,063
Mr Price Group, Ltd.	59,321	899,018
MTN Group, Ltd.	289,276	2,095,842
MultiChoice Group, Ltd.(1)	44,057	395,604
Murray & Roberts Holdings, Ltd.	915,850	976,175
Nampak, Ltd.(1)	465,438	341,400
Naspers, Ltd., Class N	44,057	11,333,677
Nedbank Group, Ltd.	44,331	826,937
Netcare, Ltd.	1,305,994	2,198,319
Northam Platinum, Ltd.(1)	207,738	865,999
Oceana Group, Ltd.	19,823	96,848
Pick’n Pay Stores, Ltd.	225,781	1,096,195
PPC, Ltd.(1)	468,427	163,244
Rand Merchant Investment Holdings, Ltd.	241,697	586,665
Redefine Properties, Ltd.	2,311,150	1,591,708
Remgro, Ltd.	82,517	1,121,669

Security	Shares	Value
Reunert, Ltd.	371,825	$2,016,236
RMB Holdings, Ltd.	137,064	801,102
Sanlam, Ltd.	213,591	1,143,691
Sappi, Ltd.	166,248	793,845
Sasol, Ltd.	126,856	4,208,628
Shoprite Holdings, Ltd.	172,823	2,086,145
Sibanye Gold, Ltd.(1)	534,218	502,955
SPAR Group, Ltd. (The)	91,631	1,244,118
Standard Bank Group, Ltd.	130,101	1,816,971
Steinhoff International Holdings NV(1)	787,883	114,749
Telkom SA SOC, Ltd.	188,450	1,121,608
Tiger Brands, Ltd.	76,631	1,332,928
Tongaat Hulett, Ltd.	99,910	149,398
Truworths International, Ltd.	105,912	561,568
Vodacom Group, Ltd.	116,477	939,964
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	837,736
Woolworths Holdings, Ltd.	245,524	819,745

		$86,999,343

South Korea — 5.7%
AMOREPACIFIC Corp.	5,380	$958,032
AMOREPACIFIC Group	6,000	386,584
BNK Financial Group, Inc.	34,935	209,647
Celltrion, Inc.(1)	14,223	2,586,868
Cheil Worldwide, Inc.	31,519	687,646
CJ CheilJedang Corp.	2,752	742,425
CJ Corp.	1,800	184,100
CJ Corp., PFC Shares (1)	270	11,231
CJ ENM Co., Ltd.	2,216	415,829
CJ Logistics Corp.(1)	2,049	276,670
Daelim Industrial Co., Ltd.	3,151	261,453
Daesang Corp.	8,000	181,966
Daewoo Engineering & Construction Co., Ltd.(1)	36,541	157,922
Daewoo Industrial Development Co., Ltd.(1)	3,657	7,059
Daewoong Pharmaceutical Co., Ltd.	4,700	818,547
DB Insurance Co., Ltd.	5,340	312,844
DGB Financial Group Co., Ltd.	34,537	248,967
Dong-A Pharmaceutical Co., Ltd.	2,407	222,758
Dong-A ST Co., Ltd.	4,078	356,398
Dongkuk Steel Mill Co., Ltd.(1)	50,333	325,936
Doosan Corp.	1,901	167,130
Doosan Heavy Industries & Construction Co., Ltd.(1)	11,535	69,133
E-MART, Inc.	5,525	814,838
GS Engineering & Construction Corp.	10,435	363,068
GS Holdings Corp.	24,620	1,097,186
Hana Financial Group, Inc.	27,700	873,678
Hanjin Kal Corp.	10,383	329,139
Hankook Tire Co., Ltd.	14,523	494,158
Hanmi Pharm Co., Ltd.	2,304	858,563
Hanmi Science Co., Ltd.	9,239	595,859
Hansol Holdings Co., Ltd.(1)	37,566	150,140
Hansol Paper Co., Ltd.	12,933	165,552
Hanwha Aerospace Co., Ltd.(1)	9,095	240,749
Hanwha Chemical Corp.	28,250	499,250

Security	Shares	Value
Hanwha Corp.	6,080	$154,263
HDC Hyundai Development Co-Engineering & Construction, Class E	4,650	185,866
Helixmith Co., Ltd.(1)	5,376	1,199,109
Hite-Jinro Co., Ltd.	20,121	349,860
Hyosung Chemical Corp.	760	90,085
Hyosung Corp.	3,287	211,365
Hyosung TNC Co., Ltd.	1,031	146,683
Hyundai Department Store Co., Ltd.	2,715	236,090
Hyundai Engineering & Construction Co., Ltd.	7,842	352,838
Hyundai Glovis Co., Ltd.	3,070	419,974
Hyundai Heavy Industries Co., Ltd.(1)	4,301	459,259
Hyundai Heavy Industries Holdings Co., Ltd.	867	253,959
Hyundai Marine & Fire Insurance Co., Ltd.	5,856	191,667
Hyundai Mipo Dockyard Co., Ltd.	4,150	200,168
Hyundai Mobis Co., Ltd.	9,659	1,926,730
Hyundai Motor Co.	19,239	2,283,679
Hyundai Steel Co.	16,100	639,379
Hyundai Wia Corp.	5,400	231,043
Industrial Bank of Korea	26,180	317,463
Kakao Corp.	3,565	367,062
Kangwon Land, Inc.	23,766	692,322
KB Financial Group, Inc.	38,300	1,512,290
KCC Corp.	745	226,416
Kia Motors Corp.	28,703	1,112,640
Korea Electric Power Corp.(1)	99,395	2,406,207
Korea Gas Corp.	15,148	598,230
Korea Investment Holdings Co., Ltd.	4,490	263,587
Korea Zinc Co., Ltd.	1,988	771,089
Korean Air Lines Co., Ltd.	10,010	284,288
Korean Reinsurance Co.	29,387	229,452
KT Corp.	69,653	1,630,250
KT Corp. ADR	3,700	44,511
KT&G Corp.	25,725	2,250,222
Kumho Petrochemical Co., Ltd.	4,400	346,443
LG Chem, Ltd.	6,650	2,062,853
LG Corp.	13,532	846,199
LG Display Co., Ltd.(1)	19,325	328,617
LG Electronics, Inc.	15,743	1,022,855
LG Hausys, Ltd.	2,858	148,805
LG Household & Health Care, Ltd.	1,800	2,193,348
LG Uplus Corp.	103,900	1,272,689
Lotte Chemical Corp.	2,291	527,869
Lotte Corp.	5,796	243,556
LOTTE Fine Chemical Co., Ltd.	9,050	373,016
Lotte Shopping Co., Ltd.	1,923	293,599
LS Corp.	3,530	149,880
LS Industrial Systems Co., Ltd.	3,300	136,028
Medy-Tox, Inc.	1,853	888,646
Mirae Asset Daewoo Co., Ltd.	44,889	300,415
Naver Corp.	6,970	713,815
NCsoft Corp.	1,263	568,775
NH Investment & Securities Co., Ltd.	21,508	253,760
NHN Corp.(1)	4,718	339,585
Nong Shim Co., Ltd.	3,000	720,829

Security	Shares	Value
OCI Co., Ltd.	4,137	$330,033
Orion Corp. of Republic of Korea	8,200	680,253
POSCO	10,900	2,385,830
Posco International Corp.	9,000	141,104
S-Oil Corp.	18,080	1,425,584
S1 Corp.	3,266	274,105
Samsung Biologics Co., Ltd.(1)(3)	2,681	781,388
Samsung C&T Corp.	8,300	729,545
Samsung Card Co., Ltd.	3,060	97,281
Samsung Electro-Mechanics Co., Ltd.	3,583	333,965
Samsung Electronics Co., Ltd.	188,330	7,404,611
Samsung Fire & Marine Insurance Co., Ltd.	3,579	931,725
Samsung Heavy Industries Co., Ltd.(1)	67,350	475,028
Samsung Life Insurance Co., Ltd.	8,610	626,278
Samsung SDI Co., Ltd.	2,525	512,691
Samsung Securities Co., Ltd.	9,540	291,544
Shinhan Financial Group Co., Ltd.	44,051	1,664,903
Shinsegae, Inc.	1,984	578,137
SK Chemicals Co., Ltd.	5,375	311,618
SK Holdings Co., Ltd.	3,484	766,170
SK Hynix, Inc.	24,100	1,630,866
SK Innovation Co., Ltd.	24,291	3,798,112
SK Networks Co., Ltd.	41,210	206,785
SK Telecom Co., Ltd.	13,100	2,778,585
Woongjin Coway Co., Ltd.	11,040	829,601
Woori Financial Group, Inc.	48,286	572,496
Yuhan Corp.	4,620	971,941
Zyle Motor Sales Corp.(1)	5,113	7,222

		$83,578,354

Sri Lanka — 0.6%
Access Engineering PLC	1,359,048	$99,448
Aitken Spence PLC	984,592	231,557
Ceylon Tobacco Co. PLC	122,121	902,100
Chevron Lubricants Lanka PLC	686,662	238,423
Commercial Bank of Ceylon PLC	1,906,422	991,748
DFCC Bank PLC	293,137	118,210
Dialog Axiata PLC	8,819,002	435,511
Hatton National Bank PLC	1,130,909	1,090,861
Hemas Holdings PLC	518,341	211,626
John Keells Holdings PLC	2,738,134	2,325,099
Lanka IOC PLC	1,004,003	97,385
Melstacorp PLC(1)	5,523,537	1,161,732
National Development Bank PLC	567,373	305,438
Nations Trust Bank PLC(1)	394,717	195,033
Sampath Bank PLC	560,185	498,422
Teejay Lanka PLC	1,705,074	292,891

		$9,195,484

Taiwan — 6.1%
AcBel Polytech, Inc.	429,000	$312,981
Acer, Inc.	263,519	179,127
AirTAC International Group	92,714	1,242,054
AmTRAN Technology Co., Ltd.(1)	650,067	251,488

Security	Shares	Value
ASE Technology Holding Co., Ltd.	198,561	$461,242
Asia Cement Corp.	280,356	379,466
Asustek Computer, Inc.	40,325	308,291
AU Optronics Corp.	578,837	207,014
Capital Securities Corp.	761,762	229,345
Catcher Technology Co., Ltd.	37,183	294,799
Cathay Financial Holding Co., Ltd.	647,533	937,670
Center Laboratories, Inc.	548,831	1,398,173
Chailease Holding Co., Ltd.	132,328	564,158
Chang Hwa Commercial Bank, Ltd.	584,655	350,230
Cheng Shin Rubber Industry Co., Ltd.	593,672	793,115
Chicony Electronics Co., Ltd.	100,164	246,918
China Airlines, Ltd.	2,591,887	822,238
China Development Financial Holding Corp.	1,527,050	492,229
China Life Insurance Co., Ltd.	352,389	293,400
China Motor Corp.	762,315	684,558
China Petrochemical Development Corp.(1)	414,564	156,586
China Steel Corp.	1,629,734	1,316,835
Chipbond Technology Corp.	68,000	154,319
Chong Hong Construction Co., Ltd.	184,999	520,483
Chunghwa Telecom Co., Ltd.	1,412,746	5,089,019
Clevo Co.	260,155	247,781
Compal Electronics, Inc.	260,345	168,290
CTBC Financial Holding Co., Ltd.	1,792,275	1,227,801
Delta Electronics, Inc.	95,151	502,215
Dynapack International Technology Corp.	97,374	156,717
E Ink Holdings, Inc.	172,000	206,525
E.Sun Financial Holding Co., Ltd.	1,040,040	853,985
Eclat Textile Co., Ltd.	47,159	674,163
Elan Microelectronics Corp.	66,710	180,895
EVA Airways Corp.	1,981,733	971,898
Evergreen International Storage & Transport Corp.	868,000	386,639
Evergreen Marine Corp.	1,881,441	825,987
Everlight Electronics Co., Ltd.	142,291	142,495
Far Eastern Department Stores, Ltd.	1,001,995	532,006
Far Eastern New Century Corp.	1,833,695	2,002,386
Far EasTone Telecommunications Co., Ltd.	791,084	1,941,272
Feng Hsin Steel Co., Ltd.	183,260	360,639
First Financial Holding Co., Ltd.	719,322	513,552
Formosa Chemicals & Fibre Corp.	439,399	1,581,108
Formosa International Hotels Corp.	118,084	600,046
Formosa Petrochemical Corp.	915,320	3,396,786
Formosa Plastics Corp.	480,896	1,745,228
Formosa Taffeta Co., Ltd.	432,000	521,032
Formosan Rubber Group, Inc.	350,730	195,362
Foxconn Technology Co., Ltd.	109,087	244,739
Fubon Financial Holding Co., Ltd.	692,596	1,023,511
Giant Manufacturing Co., Ltd.	90,208	687,984
Goldsun Building Materials Co., Ltd.	1,672,928	450,112
Great Wall Enterprise Co., Ltd.	996,050	1,131,942
Highwealth Construction Corp.	441,669	707,457
Hiwin Technologies Corp.	115,241	1,097,487
Hon Hai Precision Industry Co., Ltd.	546,747	1,539,272
Hota Industrial Manufacturing Co., Ltd.	58,360	212,611

Security	Shares	Value
Hotai Motor Co., Ltd.	119,000	$1,800,949
Hu Lane Associate, Inc.	90,000	252,492
Hua Nan Financial Holdings Co., Ltd.	777,678	508,567
Innolux Corp.	623,762	200,155
Inventec Corp.	324,966	261,093
Kenda Rubber Industrial Co., Ltd.	238,367	232,590
Kinpo Electronics, Inc.	1,125,000	400,992
Largan Precision Co., Ltd.	4,795	719,837
MediaTek, Inc.	77,462	742,436
Mega Financial Holding Co., Ltd.	1,027,730	986,680
Merida Industry Co., Ltd.	54,657	318,504
Nan Kang Rubber Tire Co., Ltd.	831,253	952,733
Nan Ya Plastics Corp.	671,214	1,698,105
Novatek Microelectronics Corp., Ltd.	41,942	274,370
Pegatron Corp.	135,028	255,266
Pou Chen Corp.	656,819	799,052
Powertech Technology, Inc.	111,865	279,300
President Chain Store Corp.	286,664	2,674,621
Quanta Computer, Inc.	198,508	380,672
Radium Life Tech Co., Ltd.(1)	633,422	277,734
Realtek Semiconductor Corp.	46,002	311,908
Ruentex Development Co., Ltd.	314,860	432,487
Sanyang Motor Co., Ltd.	1,013,866	661,198
ScinoPharm Taiwan, Ltd.	255,343	209,578
Shin Kong Financial Holding Co., Ltd.	1,243,256	352,260
Sino-American Silicon Products, Inc.	70,233	152,274
SinoPac Financial Holdings Co., Ltd.	894,414	344,772
St. Shine Optical Co., Ltd.	22,000	411,028
Synnex Technology International Corp.	169,358	211,331
Tainan Spinning Co., Ltd.	941,822	367,475
Taishin Financial Holding Co., Ltd.	1,129,729	512,274
Taiwan Business Bank	366,613	151,375
Taiwan Cement Corp.	613,513	834,468
Taiwan Cooperative Financial Holding Co., Ltd.	943,886	626,480
Taiwan Fertilizer Co., Ltd.	130,000	189,306
Taiwan Glass Industry Corp.	542,564	217,065
Taiwan Mobile Co., Ltd.	790,296	2,889,668
Taiwan Semiconductor Manufacturing Co., Ltd.	697,465	5,855,937
Taiwan Tea Corp.	395,711	199,764
Tatung Co., Ltd.(1)	427,785	330,153
Teco Electric & Machinery Co., Ltd.	1,627,000	1,219,206
Tong Yang Industry Co., Ltd.	374,608	535,115
Tripod Technology Corp.	68,535	220,051
TSRC Corp.	417,063	384,228
TTY Biopharm Co., Ltd.	534,330	1,419,653
Tung Ho Steel Enterprise Corp.	798,060	570,991
U-Ming Marine Transport Corp.	186,000	194,747
Uni-President Enterprises Corp.	2,351,831	5,589,542
United Microelectronics Corp.	816,090	355,854
United Renewable Energy Co., Ltd.(1)	685,542	233,565
Walsin Lihwa Corp.	1,614,000	907,006
Wan Hai Lines, Ltd.	518,962	273,852
Waterland Financial Holdings	723,556	243,601
Wei Chuan Food Corp.(1)	623,000	545,189

Security	Shares	Value
Wistron Corp.	289,489	$240,325
Xxentria Technology Materials Corp.	234,700	594,393
Yageo Corp.	19,591	194,339
Yang Ming Marine Transport(1)	1,153,621	327,803
YFY, Inc.	531,120	204,660
Yieh Phui Enterprise Co., Ltd.	1,480,438	451,563
Yuanta Financial Holding Co., Ltd.	843,629	489,312
Yulon Motor Co., Ltd.	454,950	287,322

		$89,474,927

Thailand — 2.9%
Advanced Info Service PCL(7)	363,600	$2,165,585
Airports of Thailand PCL(7)	1,088,800	2,337,190
AP Thailand PCL(7)	1,657,700	409,672
Bangkok Bank PCL(7)	101,600	646,416
Bangkok Dusit Medical Services PCL(7)	2,943,300	2,351,702
Bangkok Land PCL(7)	7,258,500	357,042
Banpu PCL(7)	403,300	207,404
BEC World PCL(1)(7)	1,120,800	316,215
Berli Jucker PCL(7)	285,600	461,028
BTS Group Holdings PCL(7)	1,624,000	600,522
Bumrungrad Hospital PCL(7)	295,800	1,640,568
Central Pattana PCL(7)	537,000	1,271,015
Central Plaza Hotel PCL(7)	268,400	359,682
CH. Karnchang PCL(7)	187,120	156,891
Charoen Pokphand Foods PCL(7)	579,600	494,921
CP ALL PCL(7)	715,000	1,736,842
Electricity Generating PCL(7)	130,900	1,213,789
Glow Energy PCL(7)	391,300	1,122,010
Hana Microelectronics PCL(7)	803,900	819,655
Home Product Center PCL(7)	2,064,255	1,015,760
Indorama Ventures PCL(7)	657,600	943,095
IRPC PCL(7)	2,114,500	374,205
Italian-Thai Development PCL(1)(7)	2,682,406	196,703
Jasmine International PCL(7)	662,900	116,403
Kasikornbank PCL(7)	193,300	1,157,309
KCE Electronics PCL(7)	562,600	437,017
Khon Kaen Sugar Industry PCL(7)	1,189,180	111,834
Kiatnakin Bank PCL(7)	103,100	213,278
Krung Thai Bank PCL(7)	535,400	317,145
L.P.N. Development PCL(7)	1,255,000	275,150
Land & Houses PCL(7)	2,593,500	910,599
Minor International PCL(7)	1,038,477	1,220,989
Pruksa Holding PCL(7)	518,200	305,238
PTT Exploration & Production PCL(7)	259,798	1,085,474
PTT Global Chemical PCL(7)	470,200	1,013,738
PTT PCL(7)	1,276,000	1,947,947
Quality House PCL(7)	6,862,846	636,826
Ratch Group PCL(7)	441,300	861,587
Robinson PCL(7)	315,200	575,581
Samart Corp. PCL(7)	867,800	204,131
Siam Cement PCL(7)	94,300	1,365,124
Siam City Cement PCL(7)	39,783	270,468
Siam Commercial Bank PCL(7)	281,600	1,156,128

Security	Shares	Value
Siam Global House PCL (The)(7)	1,220,788	$662,113
Sino-Thai Engineering & Construction PCL(7)	452,157	357,756
Super Energy Corp. PCL(1)(7)	11,910,000	235,171
Thai Airways International PCL(1)(7)	472,700	188,186
Thai Beverage PCL(7)	1,634,800	1,009,819
Thai Oil PCL(7)	158,700	344,270
Thai Union Group PCL(7)	465,900	275,891
Thanachart Capital PCL(7)	139,700	232,091
Thoresen Thai Agencies PCL(7)	1,334,265	223,633
TMB Bank PCL(7)	4,639,200	293,444
Total Access Communication PCL(7)	473,300	752,570
TPI Polene PCL(7)	4,974,200	308,567
True Corp. PCL(7)	5,357,890	864,997
TTW PCL(7)	2,149,000	833,907

		$41,962,293

Tunisia — 0.3%
Attijari Bank	16,957	$204,984
Banque de Tunisie	168,735	440,997
Banque Internationale Arabe de Tunisie	8,448	327,049
Banque Nationale Agricole(1)	87,115	347,318
Carthage Cement(1)	597,550	215,008
Euro Cycles SA	18,760	103,312
Poulina Group	122,715	479,590
Societe d’Articles Hygieniques SA(1)	95,830	330,573
Societe Frigorifique et Brasserie de Tunis SA	92,682	713,453
Telnet Holding	95,416	354,195
Union Internationale de Banques SA	40,688	292,263

		$3,808,742

Turkey — 2.5%
AG Anadolu Grubu Holding AS	109,884	$233,869
Akbank T.A.S.(1)	1,154,240	1,186,675
Aksa Akrilik Kimya Sanayii AS	251,413	343,280
Aksa Enerji Uretim AS(1)	600,923	236,983
Albaraka Turk Katilim Bankasi AS	522,467	125,362
Anadolu Efes Biracilik ve Malt Sanayii AS	199,790	663,859
Arcelik AS(1)	516,256	1,589,079
Aygaz AS	279,132	432,072
BIM Birlesik Magazalar AS	186,400	2,594,189
Cimsa Cimento Sanayi ve Ticaret AS(1)	141,400	155,593
Coca-Cola Icecek AS	102,495	544,369
Dogan Sirketler Grubu Holding AS	907,806	161,536
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	207,137
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,297,467	2,103,125
Enka Insaat ve Sanayi AS	798,429	718,957
Eregli Demir ve Celik Fabrikalari TAS	1,779,773	2,736,499
Ford Otomotiv Sanayi AS	157,461	1,391,867
Haci Omer Sabanci Holding AS	498,524	644,478
Is Gayrimenkul Yatirim Ortakligi AS(1)	1,682,412	276,903
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,752,188	665,105
KOC Holding AS	538,149	1,463,073
Koza Altin Isletmeleri AS(1)	77,300	551,966
Migros Ticaret AS(1)	75,000	173,389
Net Holding AS(1)	325,363	92,714
Pegasus Hava Tasimaciligi AS(1)	36,600	189,948

Security	Shares	Value
Petkim Petrokimya Holding AS	1,139,360	$854,740
TAV Havalimanlari Holding AS	101,888	432,497
Tekfen Holding AS	99,500	444,424
Tofas Turk Otomobil Fabrikasi AS	266,109	800,464
Trakya Cam Sanayii AS	365,441	194,329
Tupras-Turkiye Petrol Rafinerileri AS	204,078	4,220,921
Turk Hava Yollari AO(1)	360,343	865,527
Turk Sise ve Cam Fabrikalari AS	339,000	346,858
Turk Telekomunikasyon AS(1)	1,000,473	715,517
Turkcell Iletisim Hizmetleri AS	1,971,548	4,134,897
Turkiye Garanti Bankasi AS	882,172	1,211,220
Turkiye Halk Bankasi AS	267,144	262,538
Turkiye Is Bankasi AS, Class C(1)	563,039	507,014
Turkiye Sinai Kalkinma Bankasi AS(1)	1,026,653	129,189
Turkiye Vakiflar Bankasi TAO, Class D	458,258	311,260
Ulker Biskuvi Sanayi AS	213,500	680,796
Vestel Elektronik Sanayi ve Ticaret AS(1)	242,175	486,764
Yapi ve Kredi Bankasi AS(1)	609,032	211,713

		$36,292,695

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	762,399	$2,050,424
Abu Dhabi National Hotels	108,000	90,201
Agthia Group PJSC	883,903	936,718
Air Arabia PJSC	2,563,979	712,279
Al Waha Capital PJSC	702,377	208,470
Aldar Properties PJSC	2,692,498	1,306,004
Arabtec Holding PJSC	1,029,141	580,256
Dana Gas PJSC	4,421,906	1,152,626
DP World PLC	175,489	3,507,035
Dubai Financial Market PJSC	801,704	168,446
Dubai Investments PJSC	1,856,227	687,745
Dubai Islamic Bank PJSC	593,639	835,019
DXB Entertainments PJSC(1)	3,800,000	242,349
Emaar Properties PJSC	2,521,156	3,303,650
Emirates Telecommunications Group Co. PJSC	577,000	2,623,901
First Abu Dhabi Bank PJSC	949,103	4,133,709
RAK Properties PJSC(1)	2,150,800	279,070

		$22,817,902

Vietnam — 1.4%
Bank for Foreign Trade of Vietnam JSC	910,655	$2,667,159
Bao Viet Holdings	307,150	1,174,661
Development Investment Construction Corp.	64,199	42,066
FLC Faros Construction JSC(1)	383,532	510,046
FPT Corp.	80,712	183,756
HAGL JSC(1)	1	0
Hoa Phat Group JSC(1)	1,783,927	2,588,067
KIDO Group Corp.	529,520	465,819
Kinh Bac City Development Share Holding Corp.(1)	328,860	205,471
Masan Group Corp.(1)	377,350	1,409,677
PetroVietnam Drilling & Well Services JSC(1)	813,305	667,529
PetroVietnam Fertilizer & Chemical JSC	515,620	399,035
PetroVietnam Gas JSC	215,050	1,049,673
PetroVietnam Technical Services Corp.	554,700	557,223
Phu Nhuan Jewelry JSC	37,990	164,115

Security	Shares	Value
SSI Securities Corp.	198,000	$220,603
Vietjet Aviation JSC	278,536	1,385,934
Vietnam Dairy Products JSC	423,557	2,361,119
Vingroup JSC(1)	1,036,707	5,077,916

		$21,129,869

Total Common Stocks (identified cost $1,258,402,533)		$1,464,374,123

Rights(1) — 0.0%(5)

Security	Shares	Value
Banque Nationale Agricole, Exp. 6/21/19	87,115	$292
Banque Nationale Agricole, Exp. 4/15/49	87,115	6,122
Bharti Airtel, Ltd., Exp. 5/17/19	188,500	270,336
China International Marine Containers Co., Ltd., Exp. 6/26/19	4,686	0
Doosan Heavy Industries & Construction Co., Ltd., Exp. 5/9/19	6,696	8,254
Gafisa SA, Exp. 5/23/19	35,263	3,597
Hub Power Co., Ltd. (The), Exp. 5/28/19	266,974	44,968

Total Rights (identified cost $0)		$333,569

Warrants(1) — 0.0%

Security	Shares	Value
Minor International PCL, Exp. 9/30/21, Strike THB 43.00	51,924	$0

Total Warrants (identified cost $0)		$0

Total Investments — 99.7% (identified cost $1,258,402,533)		$1,464,707,692

Other Assets, Less Liabilities — 0.3%		$4,724,638

Net Assets — 100.0%		$1,469,432,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $7,899,091 or 0.5% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $22,950,200 or 1.6% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Hong Kong Dollar	9.5%	$139,766,847
United States Dollar	7.9	116,486,216
New Taiwan Dollar	6.1	89,474,927
Indian Rupee	6.0	88,086,250
South African Rand	5.9	86,884,594
Mexican Peso	5.9	86,511,728
South Korean Won	5.7	83,542,097
Brazilian Real	5.6	82,215,252
Malaysian Ringgit	3.0	43,959,764
Euro	3.0	43,299,486
Philippine Peso	2.9	43,293,267
Indonesian Rupiah	2.9	43,076,504
Chilean Peso	2.9	42,410,277
Polish Zloty	2.9	42,315,631
Thai Baht	2.8	40,952,474
New Turkish Lira	2.5	36,292,695
Kuwaiti Dinar	2.0	28,702,289
Russian Ruble	1.9	27,632,185
United Arab Emirates Dirham	1.6	23,657,399
Saudi Riyal	1.5	22,470,053
Vietnamese Dong	1.4	21,129,869
Chinese Yuan Renminbi	1.4	20,639,522
Qatari Riyal	1.3	19,490,950
Colombian Peso	1.2	18,111,701
Other currency, less than 1% each	11.9	174,305,715

Total Investments	99.7%	$1,464,707,692

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.2%	$282,105,165
Materials	11.2	164,020,361
Consumer Staples	11.1	163,179,494
Industrials	10.8	158,751,584
Communication Services	9.6	140,693,452
Energy	9.1	133,939,616
Consumer Discretionary	8.7	127,052,317
Utilities	5.9	87,287,313
Health Care	5.4	79,295,691
Real Estate	4.5	66,461,707
Information Technology	4.2	61,920,992

Total Investments	99.7%	$1,464,707,692

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at April 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$12,151,637	$654,175,231		$17,997	$666,344,865
Emerging Europe	16,753,270	238,468,860		0	255,222,130
Latin America	270,108,329	—		—	270,108,329
Middle East/Africa	2,918,268	268,698,600		1,081,931	272,698,799
Total Common Stocks	$301,931,504	$1,161,342,691	**	$1,099,928	$1,464,374,123
Rights	$10,011	$323,558		$—	$333,569
Warrants	—	0		—	0
Total Investments	$301,941,515	$1,161,666,249		$1,099,928	$1,464,707,692

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.